Shareholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Common Stock Issuance

The Company’s common stock issuances for the years ended December 31, 2016 and 2015 are as follows:

Common Stock
Balance, December 31, 2014	1,129,052
Share price conversion adjustment	548,842
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	337,381
Issuance of common stock for professional services	38,334
Share-based compensation	4,803
Issuance of common stock under Associate Stock Purchase Plan	11,067
Warrant exercises	189,908
Shares issued to Lincoln Park Capital Fund under Equity Line Agreement	78,673
Issuance of restricted common stock to Associates, net of forfeitures	5,600
Director equity exchange agreement	(25,521)
Balance, December 31, 2015	2,318,139
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	10,934
Issuance of common stock for professional services and fees	103,884
March 2016 equity offering	284,600
Share-based compensation	32,847
Issuance of common stock under Associate Stock Purchase Plan	20,179
Warrant exercises	384,505
Balance, December 31, 2016	3,155,088

Summary of Warrant Activity

The Company’s warrant activity for the years ended December 31, 2016 and 2015 consisted of the following:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2014	593,580	$30.88	4.57
Issued	1,320,009	5.93
Exercised	(189,915)	6.59
Balance, December 31, 2015	1,723,674	10.98	3.98
Issued	3,132,547	5.49
Exercised	(512,693)	4.60
Balance, December 31, 2016	4,343,528	7.73	4.23

Schedule of Warrant and Conversion Feature Liabilities

As of December 31, 2016 and 2015, the Company’s warrant and conversion feature liabilities consisted of the following:

			Balance as of
Counterparty	Shares Issuable	Current Exercise Price	December 31, 2016	December 31, 2015
			(In thousands)
Former senior lender	-	$-	$-	$537
Mr. Davis	-	-	-	45
Series A, B and C preferred shareholders	597,790	4.94	1,164	2,175
Lincoln Park Capital Fund	115,400	4.94	234	43
Lender of October 2016 notes payable	5,000	4.94	10	-
June 9, 2016 Investors	200,000	4.94	406	-
Convertible noteholders(1)	1,319,989	5.55	7,369	-
Messrs. Hanson and Davis	33,334	4.94	64	-
Sutter Securities Incorporated	2,812	5.55	5	-
Trooien Capital, LLC	500,000	5.55	968	-
Craft Capital Management LLC	901	5.55	2	-
Warrant and conversion feature liability			10,222	2,800
Less: current portion of warrant and conversion feature liability			(2,870)	-
WARRANT LIABILITY			$7,352	$2,800

(1)    Shares issuable includes only warrants issued in connection with convertible notes.

Warrants that contain anti-dilution price protection are carried as liabilities on the consolidated balance sheets until they are either exercised or no longer subject to anti-dilution protection, after which the value of the warrants is reclassified to additional paid-in capital. The fair value of warrants is determined at the issuance date, and each quarter for warrants recognized as liabilities and carried at fair value, using the Black-Scholes option pricing model using the following significant assumptions, or a Monte Carlo simulation, depending on the instrument.

Summary of Assumptions used to Determine Fair Value of Warrants

The fair value of the warrants issued was determined using a Monte Carlo simulation or the Black-Scholes option pricing model. For the warrants valued using the Black-Scholes option pricing model, the following assumptions were used for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$4.05 to $11.25	$6.00 to $16.80
Exercise price	$4.94 to $6.90	$4.94 to $20.25
Expected term	2.5 to 5.0 years	1.0 to 5.0 years
Expected dividend	0%	0%
Volatility	51% to 91%	27% to 96%
Risk-free interest rate	0.71% to 2.07%	0.25% to 1.37%